Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 1,971,042	$ 1,078,192
Cost of sales	(622,329)	(669,394)
Gross margin	1,348,713	408,798
Operating expenses	(275,487)	(202,271)
Corporate administration expenses	(37,699)	(30,602)
Other (expenses) income	(37,577)	482
Income before finance items and taxes	997,950	176,407
Finance items
Finance income	2,998	17,349
Finance costs	(8,036)	(5,510)
Finance income (cost)	(5,038)	11,839
Income from operations before taxes	992,912	188,246
Income and other taxes	(311,792)	306,396
Income for the year	681,120	494,642
Attributable to owners of Turquoise Hill Resources Ltd.	524,890	406,288
Attributable to owner of non-controlling interest	156,230	88,354
Income for the year	$ 681,120	$ 494,642
Basic and diluted earnings per share attributable to Turquoise Hill Resources Ltd.	$ 2.61	$ 2.02
Basic weighted average number of shares outstanding (000's)	201,231	201,231